Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 341,037	$ 226,603
Prepaid expenses and other	8,672	13,004
Total current assets	349,709	239,607
Deferred offering costs	117,631	33,941
Total assets	467,340	273,548
Current liabilities:
Convertible promissory notes	5,829,292	21,227,093
Convertible bridge notes	0	615,838
Note payable—current	55,014	0
Accounts payable	2,707,861	2,067,901
Accrued expenses and other current liabilities	955,989	197,472
Total current liabilities	9,548,156	24,108,304
Note payable—noncurrent	69,040	0
Total liabilities	9,617,196	24,108,304
Commitments and Contingencies (Note 8)
Convertible preferred stock and redeemable common stock:
Temporary equity, carrying amount	7,771,223	126,000
Stockholders’ deficit:
Common stock, 331,789 and 324,145 issued and outstanding at December 31, 2020 and 2019, respectively	332	324
Additional paid-in capital	1,876,159	1,480,955
Accumulated deficit	(18,797,570)	(25,442,035)
Total stockholders’ deficit	(16,921,079)	(23,960,756)
Total liabilities, convertible preferred stock, redeemable common stock and stockholders’ deficit	467,340	273,548
Series A Preferred Stock
Convertible preferred stock and redeemable common stock:
Temporary equity, carrying amount	1,400,935	0
Series Seed Preferred Stock
Convertible preferred stock and redeemable common stock:
Temporary equity, carrying amount	6,341,288	0
Redeemable Common Stock
Convertible preferred stock and redeemable common stock:
Temporary equity, carrying amount	$ 29,000	$ 126,000